RELATED PARTIES (Narrative - Cash Incentives) (Details) (Executive Offices Holders [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Cash incentive award, terms
since the date of its approval (an "Examined Period"), as compared to the TA 100 Index's Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the TA 100 Index's Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return.

Percentage of monthly Cost of Pay for each 1% of excess return	50.00%
Excess return percentage	1.00%
Shares granted	0
Maximum payment term after the termination of service/employment	30 days
EBITDA''s Threshold (as a percent)	10.00%
Prior notice period for amount of grants under special circumstances	60 days
Maximum return period for compensation amounts	60 days
Minimum [Member]
Related Party Transaction [Line Items]
Level of incentive	15.00%
Profit before tax targets	24,000